Cover Page	Feb. 21, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 21, 2023
Entity Registrant Name	BlueLinx Holdings Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32383
Entity Tax Identification Number	77-0627356
Entity Address, Address Line One	1950 Spectrum Circle
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Marietta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30067
City Area Code	770
Local Phone Number	953-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BXC
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001301787